Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	Foreign Currency Translation [Member]	Equity Investments At FVOCI [Member]	Total	Non-Controling Interest [Member]
Balance beginning period at Dec. 31, 2020	$ 4,958,561	$ 1,869,710	$ 237,358	$ 2,735,830	$ 103,925	$ 11,532	$ 4,958,355	$ 206
Net earnings (loss)	(102,654)	0	0	(102,577)	0	0	(102,577)	(77)
Other comprehensive loss, net of taxes	(4,428)	0	0	3,897	(30,382)	22,059	(4,426)	(2)
Total comprehensive income (loss)	(107,082)	0	0	(98,680)	(30,382)	22,059	(107,003)	(79)
Share-based compensation	4,536	0	4,536	0	0	0	4,536	0
Stock options exercised	26,771	33,647	(6,876)	0	0	0	26,771	0
Restricted share units released	(4,979)	0	(4,979)	0	0	0	(4,979)	0
Dividends	(31,839)	0	0	(31,839)	0	0	(31,839)	0
Transfer to retained earnings	0	0	0	34,339	0	(34,339)	0	0
Balance ending period at Dec. 31, 2021	4,845,968	1,903,357	230,039	2,639,650	73,543	(748)	4,845,841	127
Net earnings (loss)	89,264	0	0	89,382	0	0	89,382	(118)
Other comprehensive loss, net of taxes	(18,899)	0	0	19,242	(38,143)	0	(18,901)	2
Total comprehensive income (loss)	70,365	0	0	108,624	(38,143)	0	70,481	(116)
Share-based compensation	3,318	0	3,318	0	0	0	3,318	0
Stock options exercised	9,632	12,101	(2,469)	0	0	0	9,632	0
Restricted share units released	(6,201)	0	(6,201)	0	0	0	(6,201)	0
Dividends	(51,895)	0	0	(51,895)	0	0	(51,895)	0
Equity issuance [note 17]	964,878	964,878	0	0	0	0	964,878	0
Balance ending period at Dec. 31, 2022	$ 5,836,065	$ 2,880,336	$ 224,687	$ 2,696,379	$ 35,400	$ (748)	$ 5,836,054	$ 11